Related Party Transactions (Investment Commitments with Related Parties, Narrative) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 19, 2015	Aug. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 05, 2013 CNY (¥)	Dec. 05, 2013 USD ($)
Disclosure of transactions between related parties [line items]
Capital contribution to related parties			¥ 247,220	¥ 69,210
Shanghai Secco Petrochemical Company Limited [member]
Disclosure of transactions between related parties [line items]
Capital contribution to related parties					¥ 182,804	$ 30,017
Shidian Energy [member] | Toufa [member]
Disclosure of transactions between related parties [line items]
Capital contribution to related parties		¥ 400,000
Capital contribution paid to related parties			320,000
Percentage of ownership interest		40.00%
Parent [member] | Shanghai Secco Petrochemical Company Limited [member]
Disclosure of transactions between related parties [line items]
Capital contribution paid to related parties			¥ 71,541
Expiration period of capital contribution plan	50 years